SEGMENTED REPORTING - Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 8,447	$ 7,799
Purchased power	4,143	3,652
Operation, maintenance and administration	1,259	1,316
Depreciation, amortization and asset removal costs	1,057	986
Income before financing charges and income tax expense	1,988	1,845
Capital investments	3,045	2,508
Total assets	36,598	32,707
Total goodwill	373	373
Transmission
Segment Reporting Information [Line Items]
Total assets	21,586	19,751
Total goodwill	157	157
Transmission | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,272	2,217
Purchased power	0	0
Operation, maintenance and administration	495	520
Depreciation, amortization and asset removal costs	554	526
Income before financing charges and income tax expense	1,223	1,171
Capital investments	1,860	1,493
Distribution
Segment Reporting Information [Line Items]
Total assets	14,019	12,693
Total goodwill	216	216
Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,175	5,582
Purchased power	4,143	3,652
Operation, maintenance and administration	728	774
Depreciation, amortization and asset removal costs	503	460
Income before financing charges and income tax expense	801	696
Capital investments	1,185	1,015
Other
Segment Reporting Information [Line Items]
Total assets	993	263
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	36	22
Depreciation, amortization and asset removal costs	0	0
Income before financing charges and income tax expense	(36)	(22)
Capital investments	$ 0	$ 0